Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Leases
Recognized rental income	¥ 1,229	¥ 1,659	¥ 1,579
Future minimum lease payments to be received	4,020
Rental expenses, net of sublease rental income	49,000	47,217	¥ 46,600
Capital lease assets	31,030	34,428
Accumulated depreciation on capital lease assets	¥ 6,784	¥ 6,171